Stockholders' Equity (Details 4) (Restricted Stock [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Note6StockholdersEquityDetailsRestrictedStockActivityLineItems [Line Items]
Balances, Number of Shares	1,682,500	1,647,500	400,000
Balances, Weighted Average Grant Date Fair Value (per share)	$ 0.39	$ 0.38	$ 0.47
Shares vested	(140,000)	(105,000)
Shares vested (per share)	$ 0.83	$ 0.82
Shares granted	140,000	140,000	1,247,500
Shares granted (per share)	$ 1.13	$ 0.83	$ 0.36
Balances, Number of Shares	1,665,000	1,682,500	1,647,500
Balances, Weighted Average Grant Date Fair Value (per share)	$ 0.45	$ 0.39	$ 0.38